INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Intangible assets
Balance at beginning of the period	$ 176,893,136	$ 173,783,956
Additions	13,743,942	8,953,926
Amortization of the period	(8,889,514)	(8,235,478)
Foreign currency translation	75,839	(48,529)
Balance at end of the period	181,823,403	174,453,875
HB4 and breeding program
Intangible assets
Balance at beginning of the period	35,574,371	31,679,681
Additions	3,009,617	3,409,547
Amortization of the period	(1,566,261)	(1,282,642)
Balance at end of the period	37,017,727	33,806,586
Integrated seed products
Intangible assets
Balance at beginning of the period	2,681,826	2,841,008
Amortization of the period	(147,900)	(139,914)
Foreign currency translation	78,973	(42,748)
Balance at end of the period	2,612,899	2,658,346
Microbiology product
Intangible assets
Balance at beginning of the period	41,187,249	37,295,460
Amortization of the period	(2,746,385)	(2,238,036)
Foreign currency translation	(3,031)
Balance at end of the period	38,437,833	35,057,424
Microbiological products in progress
Intangible assets
Balance at beginning of the period	10,452,861	12,213,341
Additions	3,892,452	4,457,981
Balance at end of the period	14,345,313	16,671,322
Trademarks and patents
Intangible assets
Balance at beginning of the period	47,906,064	51,933,444
Additions	152,802	36,249
Amortization of the period	(3,061,504)	(3,059,216)
Balance at end of the period	44,997,362	48,910,477
Trademarks and patents with indefinite useful lives
Intangible assets
Balance at beginning of the period	10,045,294	7,827,309
Balance at end of the period	10,045,294	7,827,309
Software
Intangible assets
Balance at beginning of the period	1,827,983	1,638,519
Additions	7,190	491,707
Transfers	146,145
Amortization of the period	(340,820)	(488,422)
Foreign currency translation	(103)	(5,781)
Balance at end of the period	1,640,395	1,636,023
Software in progress
Intangible assets
Balance at beginning of the period	580,728	349,171
Additions	152,982	558,442
Transfers	(146,145)
Balance at end of the period	587,565	907,613
Customer loyalty
Intangible assets
Balance at beginning of the period	21,636,760	23,006,023
Amortization of the period	(1,026,644)	(1,027,248)
Balance at end of the period	20,610,116	21,978,775
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000	5,000,000
Additions	6,528,899
Balance at end of the period	$ 11,528,899	$ 5,000,000